CONDENSED STATEMENT OF STOCKHOLDERS' DEFICIT (Parentheticals) - $ / shares	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred Stock [Member] | Series D Preferred Stock [Member]
Conversion of preferred stock	$ 1.50		$ 1.50
Preferred Stock [Member] | Series D Preferred Stock [Member] | Settlement of Preferred Stock [Member]
Conversion of preferred stock			$ 1.55
Common Stock [Member] | Series D Preferred Stock [Member]
Common stock issued	1.25
Common Stock [Member] | Series C Preferred Stock [Member]
Common stock issued		$ 1.50
Common Stock [Member] | Series C Preferred Stock [Member] | Settlement of Preferred Stock [Member]
Common stock issued	$ 1.25	$ 1.37